UNIT-BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unit-based compensation expense	$ 834	$ 680